Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 954	$ 404	$ 900
Adjustments to reconcile net income to net cash Provided (used) by operating activities:
Depreciation	914	954	838
Net amortization of security premiums/discounts	1,420	1,334	865
Impairment of goodwill		987
Net amortization of mortgage servicing rights	801	908	670
Impairment of foreclosed real estate	921	2,365	212
Provision for loan losses	28	1,832	3,456
Deferred income taxes	438	(1,134)	1,000
Stock compensation		4	4
Net realized (gains) loss on sales / calls available for sale securities	523	(1,286)	(933)
Income from mortgage loan sales	(2,113)	(3,740)	(1,806)
Proceeds from sales of loans held for sale	77,544	126,189	70,251
Origination of loans held for sale	(71,197)	(125,864)	(64,116)
(Gain) loss on sale of premises, equipment and other assets	(233)	(252)	13
Increase in cash surrender value of life insurance	(122)	(223)	(196)
(Gain) loss on sales of foreclosed real estate	(290)	55	68
Release of ESOP Shares	45	48	53
Net change in interest receivable	6	331	324
Net change in other assets	(810)	(3,732)	(1,910)
Net change in interest payable	(46)	(31)	(41)
Net change in other liabilities	424	431	621
Net cash provided (used) by operating activities	9,207	(420)	10,273
Cash flows from investing activities
Proceeds from sales, maturities and calls of securities available for sale	32,969	57,274	38,648
Purchase of securities available for sale	(46,693)	(61,369)	(28,020)
Net (increase) decrease in loans	16,282	32,739	6,259
Proceeds from sale of premises, equipment and other assets	949	5,169
Purchase of premises and equipment	(488)	(830)	(1,373)
Proceeds from sales of foreclosed real estate	4,731	1,844	611
Investment in other assets	(357)	(346)	(181)
Net decrease in Federal Home Loan Bank stock	1,081	1,024	766
Net cash provided by investing activities	8,474	35,505	16,710
Cash flows from financing activities
Net increase (decrease) in deposit accounts	(3,904)	26,274	(2,695)
Net increase (decrease) in short-term borrowed funds	(13,181)	(2,101)	309
Net increase (decrease) in long-term debt	(1,510)	(12,560)	(10,060)
Net proceeds from issuance of junior subordinated debt			1,962
Proceeds from preferred stock offering, net of costs	3,136	7,382
Repayment preferred stock, series A	(10,500)		(730)
Increase in unearned ESOP compensation	(208)	(190)	(161)
Repurchase of common stock	(169)	(304)
Dividend and discount accretion on preferred stock	(679)	(545)	(545)
Net cash provided (used) by financing activities	(27,015)	17,956	(11,920)
Increase (decrease) in cash and cash equivalents	(9,334)	53,041	15,063
Cash and cash equivalents, beginning of year	81,728	28,687	13,624
Cash and cash equivalents, end of year	72,394	81,728	28,687
Supplemental disclosures of cash flow information
Interest paid	2,780	3,729	4,778
Income taxes paid	648	270	220
Supplemental schedule of non-cash activities
Net change in fair value of securities available for sale, net of tax	(2,049)	(707)	1,859
Loans transferred to foreclosed real estate	4,032	2,907	9,127
Company financed sales of other real estate owned	(213)	(188)
Mortgage servicing rights capitalized	763	1,237	679
Preferred stock dividend accrued	(142)	(68)	(68)
Net change in ESOP liability	$ 132	$ 235	$ 1,349